MARKETABLE SECURITIES - Fair value measurement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marketable securities
Purchased, Value		$ 1,652
Marketable securities | At cost
Marketable securities
Beginning Balance, Value	$ 2,365	3,883
Purchased, Value		1,652
Sold, Value	(505)	(8)
Ending Balance, Value	1,860	2,365
Marketable securities | At cost | QuestEx Gold And Copper Ltd
Marketable securities
Derecognition of QuestEx shares held upon closing of QuestEx Transaction (Note 8)		(3,415)
Purchased, Value		253
Marketable securities | At fair value
Marketable securities
Beginning Balance, Value	2,494	5,092
Purchased, Value		1,652
Sold, Value	(396)	(11)
Realized gain (loss), Value	(109)	3
Unrealized gain (loss), Value	(435)	(243)
Ending Balance, Value	$ 1,554	2,494
Marketable securities | At fair value | QuestEx Gold And Copper Ltd
Marketable securities
Derecognition of QuestEx shares held upon closing of QuestEx Transaction (Note 8)		(5,499)
Purchased, Value		253
Realized gain (loss), Value		$ 1,247